Royalties receivable (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Royalties receivable
Opening balance	$ 0	$ 0
Royalties recognized during the year	1,600,000	0
Discounting	(390,000)	0
Amounts received during the year	(150,000)	0
Balance at end of the year	$ 1,060,000	$ 0